RELATED PARTIES BALANCES AND TRANSACTIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
RELATED PARTIES BALANCES AND TRANSACTIONS [Abstract]
Long-term investment	$ 50	$ 44
Trade accounts payable	$ 52	$ 62
Revenue			$ 59
Cost of revenues	$ 13,970	$ 14,883	3,379
General and Administrative expenses	234	221	311
Other expense (income), net	$ (6)	$ 16	$ 144